Operating expenses - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating Expense [Line Items]
Income from government grants	€ 18,300	€ 0	€ 0
Capitalised development expenditure
Operating Expense [Line Items]
Capitalised development expenditure	€ 16,670	€ 24,716	€ 23,722